NET LOSS PER SHARE - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator - Basic and Diluted:
Net loss	$ (101,211)	$ (156,124)	$ (59,414)
Less: Deemed Dividend	0	(9,484)	(5,353)
Net income (loss) attributable to common stockholders, basic	(101,211)	(165,608)	(64,767)
Net income (loss) attributable to common stockholders, diluted	$ (101,211)	$ (165,608)	$ (64,767)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	105,561,139	40,064,087	42,811,383
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, diluted (in shares)	105,561,139	40,064,087	42,811,383
Net loss per share attributable to common shareholders, basic (in dollars per share)	$ (0.96)	$ (4.13)	$ (1.51)
Net loss per share attributable to common shareholders, diluted (in dollars per share)	$ (0.96)	$ (4.13)	$ (1.51)